Statement of cash flows - supplementary information	12 Months Ended
Jun. 30, 2019
Cash Flow Statement [Abstract]
Statement of cash flows - supplementary information
Statement of cash flows - supplementary information
Net change in non-cash balances related to operations

	June 30,	June 30,
	2019	2018
	$	$

Decrease (increase) in amounts receivable	(13,642)	7,345
Decrease (increase) in prepaid expenses and other	1,430	1,512
Decrease (increase) in long-term amounts receivable	4,471	7,713
Increase (decrease) in accounts payable and accrued liabilities	(30,743)	(42,165)
Increase (decrease) in deferred revenue	10,288	(5,558)
Tangible benefit obligation payments	(2,406)	(859)

	(30,602)	(32,012)

During the year, the Company paid and received the following:
	June 30,	June 30,
	2019	2018
	$	$

Interest paid	39,850	45,156
Interest received	416	342
Taxes paid	8,151	3,694

Net change in film and television programs

	June 30,	June 30,
	2019	2018
	$	$
Decrease (increase) in development	553	(434)
Decrease (increase) in productions in progress	5,687	19,769
Decrease (increase) in productions completed and released	(38,527)	(52,854)
Expense of film and television programs	40,165	33,554
Decrease (increase) in program and film rights - broadcasting	(13,523)	(14,110)
Expense of film and broadcast rights for broadcasting	14,919	18,546
	9,274	4,471

Reconciliation between the opening and closing balances on the consolidated balance sheet arising from financing activities

		Senior
		unsecured
	Term	convertible	Finance
	facility	debentures	leases	Total
	$	$	$	$
Balance - June 30, 2018	623,066	124,747	8,757	756,570
Repayments	(223,795)	—	(6,197)	(229,992)
Total financing cash flow activities	(223,795)	—	(6,197)	(229,992)

Amortization of deferred financing costs	2,735	893	—	3,628
Write-down of term facility unamortized issue costs	7,641	—	—	7,641
New finance leases	—	—	2,924	2,924
Change in fair value of embedded derivatives	—	(7,185)	—	(7,185)
Accretion expense	—	2,395	703	3,098
Unrealized foreign exchange gain	(2,616)	—	—	(2,616)
				—
Total financing non-cash activities	7,760	(3,897)	3,627	7,490
				—
Balance - June 30, 2019	407,031	120,850	6,187	534,068

			Senior
			unsecured	Senior
	Term	Special	convertible	unsecured	Finance
	facility	warrants	debentures	notes	leases	Total
	$	$	$	$	$	$

Balance - June 30, 2017	616,339	133,751	—	225,000	8,245	983,335
Repayments	(6,651)	—	(313)	(225,000)	(5,338)	(237,302)
Total financing cash flow activities	(6,651)	—	(313)	(225,000)	(5,338)	(237,302)

Conversion to Senior Unsecured Convertible Debentures	—	(133,751)	133,751	—	—	—
Amortization of deferred financing costs	4,018	—	974	—	—	4,992
New finance leases	—	—	—	—	5,160	5,160
Change in fair value of embedded derivatives	—	—	(11,251)	—	—	(11,251)
Accretion expense	—	—	1,586	—	690	2,276
Unrealized foreign exchange gain	9,360	—	—	—	—	9,360
Total financing non-cash activities	13,378	(133,751)	125,060	—	5,850	10,537
Balance - June 30, 2018	623,066	—	124,747	—	8,757	756,570